Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2019-II
Statement to Securityholders
Determination Date: January 10, 2020

Payment Date	1/15/2020
Collection Period Start	12/1/2019
Collection Period End	12/31/2019
Interest Period Start	12/16/2019
Interest Period End	1/14/2020

Cut-Off Date Net Pool Balance	$1,410,746,433.50
Cut-Off Date Adjusted Pool Balance	$1,410,746,433.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$115,045,869.15	$39,638,450.55	$75,407,418.60	0.259132	Sep-20
Class A-2 Notes	$494,000,000.00	$—	$494,000,000.00	1.000000	Sep-22
Class A-3 Notes	$459,000,000.00	$—	$459,000,000.00	1.000000	May-24
Class A-4 Notes	$124,422,000.00	$—	$124,422,000.00	1.000000	Feb-25
Class B Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Mar-25
Class C Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Apr-25
Class D Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Jan-26
Total Notes	$1,234,791,869.15	$39,638,450.55	$1,195,153,418.60

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,238,318,735.23	$1,198,680,284.68	0.849678
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$1,238,318,735.23	$1,198,680,284.68
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,526,866.08	$3,526,866.08
Reserve Account Balance	$3,526,866.08	$3,526,866.08

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$115,045,869.15	2.13163%	ACT/360	$204,362.69
Class A-2 Notes	$494,000,000.00	2.06000%	30/360	$848,033.33
Class A-3 Notes	$459,000,000.00	1.92000%	30/360	$734,400.00
Class A-4 Notes	$124,422,000.00	1.96000%	30/360	$203,222.60
Class B Notes	$14,108,000.00	2.16000%	30/360	$25,394.40
Class C Notes	$14,108,000.00	2.36000%	30/360	$27,745.73
Class D Notes	$14,108,000.00	2.69000%	30/360	$31,625.43
Total Notes	$1,234,791,869.15			$2,074,784.18

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,238,318,735.23	$1,198,680,284.68
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,238,318,735.23	$1,198,680,284.68
Number of Receivable Outstanding	68,007	66,979
Weight Average Contract Rate	4.66%	4.66%
Weighted Average Remaining Term (months)	55	54

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$4,791,040.98
Principal Collections	$39,344,576.65
Liquidation Proceeds	$159,274.92
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$44,294,892.55
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$44,294,892.55

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$1,031,932.28	$1,031,932.28	$—	$—	$43,262,960.27
Interest - Class A-1 Notes	$204,362.69	$204,362.69	$—	$—	$43,058,597.58
Interest - Class A-2 Notes	$848,033.33	$848,033.33	$—	$—	$42,210,564.25
Interest - Class A-3 Notes	$734,400.00	$734,400.00	$—	$—	$41,476,164.25
Interest - Class A-4 Notes	$203,222.60	$203,222.60	$—	$—	$41,272,941.65
First Allocation of Principal	$—	$—	$—	$—	$41,272,941.65
Interest - Class B Notes	$25,394.40	$25,394.40	$—	$—	$41,247,547.25
Second Allocation of Principal	$7,895,584.47	$7,895,584.47	$—	$—	$33,351,962.78
Interest - Class C Notes	$27,745.73	$27,745.73	$—	$—	$33,324,217.05
Third Allocation of Principal	$14,108,000.00	$14,108,000.00	$—	$—	$19,216,217.05
Interest - Class D Notes	$31,625.43	$31,625.43	$—	$—	$19,184,591.62
Fourth Allocation of Principal	$14,108,000.00	$14,108,000.00	$—	$—	$5,076,591.62
Reserve Account Deposit Amount	$—	$—	$—	$—	$5,076,591.62
Regular Principal Distribution Amount	$3,526,866.08	$3,526,866.08	$—	$—	$1,549,725.54
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,549,725.54
Remaining Funds to Certificates	$1,549,725.54	$1,549,725.54	$—	$—	$—
Total	$44,294,892.55	$44,294,892.55	—	—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,238,318,735.23	$1,198,680,284.68
Note Balance	$1,234,791,869.15	$1,195,153,418.60
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,526,866.08	$3,526,866.08
Target Overcollateralization Amount	$3,526,866.08	$3,526,866.08
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,526,866.08
Beginning Reserve Account Balance	$3,526,866.08
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,526,866.08

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.02%	30	$293,873.90
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	50	$159,274.92
Monthly Net Losses (Liquidation Proceeds)			$134,598.98
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.12%
Second Preceding Collection Period			0.15%
Preceding Collection Period			0.16%
Current Collection Period			0.13%
Four-Month Average Net Loss Ratio			0.14%
Cumulative Net Losses for All Periods			$602,821.14
Cumulative Net Loss Ratio			0.04%
1 Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.15%	98	$1,847,154.61
60-89 Days Delinquent	0.05%	27	$655,144.11
90-119 Days Delinquent	0.00%	3	$54,384.72
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.21%	128	$2,556,683.44

Repossession Inventory:	# of Receivables	Principal Balance
Repossessed in the Current Collection Period	9	$192,163.24
Total Repossessed Inventory	12	$247,522.67

60+ Delinquency Percentage:	# of Receivables	Amount
60+ Day Delinquent Receivables	30	$709,528.83
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period		0.01%
Second Preceding Collection Period		0.02%
Preceding Collection Period		0.03%
Current Collection Period		0.06%
Delinquency Trigger		4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)		No